Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Cross Default - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2018
Disclosure Of Other Provisions [Line Items]
Cross default limit				$ 150,000,000
Percentage of creditors intent debt acceleration	50.00%
Borrowings	$ 35,064,000	$ 29,474,000	$ 40,867,000
Bank Loan
Disclosure Of Other Provisions [Line Items]
Borrowings	$ 175,039,000
Maturity in May 2021
Disclosure Of Other Provisions [Line Items]
Percentage of creditors intent debt acceleration	50.00%
Maturity in May 2021 | Yankee Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	$ 150,000,000
Maturity in May 2021 | Bank Loan
Disclosure Of Other Provisions [Line Items]
Borrowings	150,196,000
Maturity in October 2026 | Yankee Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	150,000,000
Bonds outstanding	$ 591,653,000
Maturity in December 2026
Disclosure Of Other Provisions [Line Items]
Default amount percentage to consolidated assets that can lead to a cross default	3.00%
Maturity in December 2026 | Yankee Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	$ 30
Percentage of creditors intent debt acceleration	50.00%
Percentage of bondholders, demands debt acceleration	25.00%
Bonds outstanding	$ 863,000
Maturity in December 2026 | Domestic Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding	$ 10,714,000